Material accounting policies - Reclassification - consolidated statement of comprehensive income and consolidated statement of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
Profit (loss) from continuing operations	$ 1,314,256	$ (11,065,062)	$ 13,132,766
Profit (loss) from discontinued operations	(1,534)	795,369	(10,076,290)
Profit/(loss) for the year	1,312,722	(10,269,693)	3,056,476
Profit Loss Before Tax From Continuing Operations	(1,469,322)	11,065,062	(13,091,461)
Profit (Loss) From Discontinued Operations Before Tax	1,534	(795,369)	10,076,290
Profit (Loss) Before Tax Continuing And Discontinued Operations	$ (1,467,788)	$ 10,269,693	$ (3,015,171)